                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 1999
                                                ----------

Check Here if Amended / /:  Amendment Number:  ___________

This Amendment (Check only one.):   / / is a restatement.
                                    / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Name:       OAKMONT CORPORATION
     Address:    865 S. FIGUEROA ST.
                 SUITE 700
                 LOS ANGELES, CA

Form 13F File Number: 28-___________


     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   KASHIF SHEIKH
Title:  CFO
Phone:  (213) 891-6339

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh
-----------------------       -------------------       -------------
(Signature)                   (City, State)             (Date)

Report Type (Check only one.):

     / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 June 30, 1999


                                                                  MARKET
         SECURITY              CUSIP           QUALITY             VALUE
     -----------------         -------------------------       -------------
COMMON STOCK
     ALLERGAN, INC.            018490102          59,000        6,549,000.00
     AMAZON COM INC.           023135106         101,000       12,637,625.00
     AMERICA ONLINE            02364J104          85,140        9,365,400.00
     AMERICAN HOME                                 2,500          143,437.50
     PRODS.
     APEX MORTGAGE             030564101          66,666          887,491.12
     CAPITAL
     ATLANTIC                                     28,200        2,356,462.50
     RICHFIELD CO.
     BED, BATH &               075896100         104,000        4,004,000.00
     BEYOND
     BERINGER WINE             084102102         244,600       10,219,693.75
     ESTATES HLDGS.
     BOMBARDIER INC.           097751200       1,073,133       16,504,785.54
     CHASE MANHATTAN           16161A108         225,000       19,462,500.00
     CORP.
     CITIGROUP                 172967101          75,000        3,562,500.00
     CMGI INC.                 125750109           4,400          501,875.00
     COMCAST CORP CL A         200300101         207,100        7,416,768.75
     COMCAST CORP SP                             207,100        7,960,406.25
     CL A
     COSTCO                    22160Q102         252,500       20,215,781.25
     COVAD                                        55,000        2,932,187.50
     COMMUNICATIONS
     CSG SYSTEMS               126349109         111,224        2,912,678.50
     INTERNATIONAL
     DELPHI FINANCIAL          247131105         640,095       22,963,403.82
     GROUP, INC.
     EBAY INC.                                    15,000        2,270,625.00
     ENRON                     293561106         520,235       42,529,211.25
     FREEPORT                  35671D105           7,752          129,846.00
     MCMORAN COPPER
     & GOLD CLASSA
     FREEPORT                  35671D857          82,463        1,479,180.06
     MCMORAN COPPER
     & GOLD CLASSB
     HOME DEPOT INC.           437076102         144,600        9,317,662.50
     IBM CORP.                 459200101         137,400       17,758,950.00
     INCYTE                                      170,000        4,494,375.00
     PHARMACEUTICALS
     INC

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 June 30, 1999


                                                                  MARKET
         SECURITY              CUSIP           QUALITY             VALUE
     -----------------         -------------------------      --------------
     INVESTORS                                 919,999         36,799,960.00
     FINANCIAL
     SERVICES
     KANSAS CITY                               263,600         16,820,975.00
     SOUTHERN CORP.
     KLA INSTRUMENTS                           102,300          6,636,712.50
     LEAR CORPORATION          521865105       463,200         23,044,200.00
     MCMORAN                   582411104        12,895            286,117.79
     EXPLORATION CO.
     METROMEDIA FIBER          591689104       236,000          8,481,250.00
     NETWORK INC.
     MORGAN STANLEY            617446448       114,100         11,709,512.50
     DEAN WITTER
     POTOMAC ELECTRIC                          350,000         10,303,125.00
     PRICELINE.COM INC.                         39,800          4,599,387.50
     PROBUSINESS               742674104       489,335         17,554,893.12
     SERVICES
     QUANTUM CORP.                               4,500            108,562.50
     SEI INVESTMENTS           784117103        32,213          2,842,797.25
     CO.
     STARBUCKS CORP.           855244109       128,454          4,825,053.37
     STRATUS                   863167102       740,510          3,424,858.75
     PROPERTIES
     TIFFANY                   886547108        47,800          4,612,700.00
     YAHOO! INC.               984332106        55,400          9,542,650.00
                                                              --------------
                                                              390,168,601.59

(ADR'S)AMERICAN DEPOSITORY RECEIPT
     DESC SA DE CV             250309101        36,180            818,572.50
     GRUPO TELEVISA            40049J206       264,022         11,831,485.87
     KOREA TELECOM                             456,100         18,244,000.00
     CORP SP-ADR
                                                               -------------
                                                               30,894,058.37
WARRANTS
     IMC GLOBAL INC            449669118         8,616              4,846.50
     WTS EXP 12/22/2000

CONVERTIBLE PREFERRED
     TRANS WORLD AIR           893349753       110,000          3,630,000.00
     SERIES 144A

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 June 30, 1999


                                                                  MARKET
         SECURITY              CUSIP           QUALITY             VALUE
     -------------------       ---------------------------     -------------
CONVERTIBLE BONDS
     ASIA PULP & PAPER         00202paa8           225,000     16,650,000.00
     COMPANY
     CONVERTIBLE BOND
     3.5% 4/30/03
     3.500% Due 04-30-03

CANADIAN COMMON STOCK
     Canadian Hunter Expl      136046109             9,500        144,150.15

MEXICAN COMMON STOCK
     APASCO A                                      598,757      3,944,752.00
     CORP.                                         730,000      2,396,898.40
     INTERAMERICANA
     ENTRET-B
     CORPORACION GEO                             1,181,471      4,997,559.15
     S.A. - SER B
     GRUPO CARSO                                 1,427,900      6,673,714.44
     Grupo Mexico S.A. Ser                       1,706,300      7,317,928.34
     B
     JUGOS DEL VALLE                             1,074,265        815,752.03
     S.A.-SER B
                                                               -------------
                                                               26,146,604.36

                                 OAKMONT CORP.
                                   FORM 13F
                                 OAKMONT CORP.
                                 June 30, 1999


                                                                  MARKET
         SECURITY              CUSIP           QUALITY             VALUE
     -------------------       ---------------------------     --------------
RESTRICTED COMMON STOCK
     PROBUSINESS                                    62,632       2,246,923.00
     SERVICES 144a
TOTAL PORTFOLIO                                                469,885,183.98
